TAXATION	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
TAXATION

11. TAXATION

Income Tax

Meiwu Technology Company Limited was incorporated in the British Virgin Islands (“BVI”) as an offshore holding company. Under the current law of the BVI, Meiwu Technology Company Limited is not subject to tax on income or capital gains. Additionally, upon payments of dividends by Meiwu Technology Company Limited to its shareholders, no BVI withholding tax will be imposed.

Meiwu Technology Company Limited’s subsidiary Shenzhen Vande Technology Co., Limited was incorporated in Hong Kong and does not conduct any substantial operations on its own. No provision for Hong Kong profits tax has been made in the financial statements as Shenzhen Vande Technology Co., Limited has no assessable profits. Additionally, upon payments of dividends by Shenzhen Vande Technology Co., Limited to its shareholders, no Hong Kong withholding tax will be imposed.

Wunong Technology (Shenzhen) Co., Ltd, the Company’s PRC operating subsidiaries and VIE, being incorporated in the PRC, are governed by the income tax law of the PRC and is subject to PRC enterprise income tax (“EIT”). The EIT rate of PRC is 25%, which applies to both domestic and foreign invested enterprises.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. TAXATION (CONTINUED)

During the years ended December 31, 2021, 2020 and 2019, the Company and its subsidiary have incurred a net loss approximately of $1.1 million, $2.2 million and $1.8 million As a result, the Company and its subsidiary did not incur any EIT during 2021, 2020 and 2019.

In accordance with PRC Tax Administration Law on the Levying and Collection of Taxes, the PRC tax authorities generally have up to five years to assess underpaid tax plus penalties and interest for PRC entities’ tax filings. In the case of tax evasion, which is not clearly defined in the law, there is no limitation on the tax years open for investigation. Accordingly, the PRC entities remain subject to examination by the tax authorities based on the above.

For the year ended December 31, 2019, the Company’s taxable income was subject to a 50% reduction before it applies to a reduced tax rate of 20% since the company is qualified as a small-scale and low-profit enterprise. Therefore, the PRC income tax is 10% of taxable income due to tax exemption. For the year ended December 31, 2021 and 2020, the Company was subject to a 25% statutory income tax rate.

Reconciliation between the statutory rate and the effective tax rate is as follows for the years of 2021, 2020 and 2019.

	2021	2020	2019
PRC statutory tax rate	25%	25%	25%
Net impact of exemption and favorable tax rate rendered by local tax authorities	-	-	-%
Foreign loss not recognized in PRC	-%	3%	4%
Permanent difference and others	(1)%	(6)%	(6)%
Change in valuation allowance	(25)%	(22)%	(23)%
Effective tax rate	-	-	-

Deferred Tax

Realization of the net deferred tax assets is dependent on factors including future reversals of existing taxable temporary differences and adequate future taxable income, exclusive of reversing deductible temporary differences and tax loss or credit carry forwards. The Company evaluates the potential realization of deferred tax assets on an entity-by-entity basis. As of December 31, 2021 and 2020, valuation allowance was provided against deferred tax assets in entities where it was determined it was more likely than not that the benefits of the deferred tax assets will not be realized. The Company had deferred tax assets as of December 31, 2021 and 2020, which can be carried forward to offset future taxable income. The management determines it is more likely than not that deferred tax assets could not be recognized, so full allowances were provided as of December 31, 2021 and 2020. The operating loss generated from tax year ending December 31, 2018 carry forward incurred by the Company and subsidiary will expire in year 2024. The Company maintains a full valuation allowance against its deferred tax assets, since due to uncertainties surrounding future utilization, the Company estimates there will not be sufficient future earnings to utilize its deferred tax assets.

MEIWU TECHNOLOGY COMPANY LIMITED

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

11. TAXATION (CONTINUED)

The Company’s deferred tax assets were as follows:

	December 31, 2021	December 31, 2020

Allowance for doubtful accounts	$-	$-
Tax effect of net operating losses carried forward	1,411,062	1,135,982
Valuation allowance	(1,411,062)	(1,135,982)
Deferred tax assets, net	$-	$-

There were no uncertain tax positions as of December 31, 2021 and 2020 and the Company does not believe that this will change over the next twelve months.